Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class A common stock - Basic and Diluted (in shares)	27,066,000
Net loss attributable to TerraForm Power, Inc. Class A common basic stockholders	$ (4,014)
Basic earnings (loss) per share (in dollars per share)	$ (0.15)
Diluted earnings (loss) per share (in dollars per share)	$ (0.15)	[1],[2]
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class A common stock - Basic and Diluted (in shares)	27,066,000
Net (loss) income	(4,014)	[1],[2]
Less: dividends declared on Class A Common stock	0	[1],[2]
Net loss attributable to TerraForm Power, Inc. Class A common basic stockholders	(4,014)
Diluted net loss available to Class A Common stock shareholders	$ (4,014)	[1],[2]
Number of basic weighted-average shares outstanding	27,066,000
Number of diluted weighted-average shares outstanding	27,066,000	[1],[2]
Common Stock | Class B common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculation	64,500,000
Common Stock | Class B1 common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculation	5,800,000
Restricted Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculation	3,600,000
Restricted Stock Units (RSUs)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculation	800,000
Equity Option
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculation	200,000

[1]	The computations for diluted loss per share for the nine months ended September 30, 2014 excludes approximately 64.5 million shares of convertible Class B common stock, 5.8 million shares of convertible Class B1 common stock, 3.6 million RSAs, 0.8 million RSUs and 0.2 million options to purchase the Company's shares because the effect would have been anti-dilutive.
[2]	The computations for diluted loss per share for the nine months ended September 30, 2014 excludes approximately 64.5 million shares of convertible Class B common stock, 5.8 million shares of convertible Class B1 common stock, 3.6 million RSAs, 0.8 million RSUs and 0.2 million options to purchase the Company's shares because the effect would have been anti-dilutive.